INCOME TAXES (Details 2) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Share-based compensation		$ 41,725	$ 28,872
Net operating loss carry forwards		13,892	25,779
Research and development		3,565	2,457
Reserves and allowances		8,804	6,820
Deferred commission liability		4,506	0
Property and equipment		411	0
Carryforward tax credits		1,401	459
Operating lease liabilities		18,434	18,319
Gross deferred tax assets		92,738	82,706
Valuation allowance		0	(62,227)
Total deferred tax assets		92,738	20,479
Deferred tax liabilities:
Property and equipment		(1,214)	(1,946)
Operating lease right-of-use assets		(18,183)	(15,383)
Deferred contract costs asset		(12,035)	(2,767)
Derivative instruments	[1]	(2,421)	(358)
Marketable securities	[1]	(48)	(25)
Other		(155)	0
Deferred tax liabilities		(34,056)	(20,479)
Net deferred tax assets		$ 58,682	$ 0

[1]	Deferred taxes on derivatives and marketable securities are recorded in other comprehensive income.